Prepayments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepayments [Abstract]
Software license	R$ 2,750	R$ 3,912
Insurance	2,998	4,061
Other	932	603
Total	6,680	8,576
Current	5,571	6,369
Non-current	R$ 1,109	R$ 2,207